Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2025
Loans and Allowance for Credit Losses [Abstract]
Portfolio Loans
Loans are comprised of the following at December 31:

	2025	2024
Residential real estate	$417,920	$373,534
Commercial real estate:
Owner-occupied	114,724	86,471
Nonowner-occupied	269,285	206,847
Construction	86,028	79,669
Commercial and industrial	167,099	158,440
Consumer:
Automobile	37,277	50,246
Home equity	50,605	42,473
Other	53,080	64,145
	1,196,018	1,061,825
Less: Allowance for credit losses	(11,519)	(10,088)

Loans, net	$1,184,499	$1,051,737

Recorded Investment in Nonaccrual and Loans Past Due Over 90 Days Still on Accrual by Class of Loans
The following table presents the recorded investment of nonaccrual loans and loans past due 90 days or more and still accruing by class of loans as of December 31, 2025 and 2024:
December 31, 2025	Loans Past Due 90 Days And Still Accruing	Nonaccrual Loans With No ACL	Nonaccrual Loans With an ACL	Total Nonaccrual Loans

Residential real estate	$—	$324	$1,758	$2,082
Commercial real estate:
Owner-occupied	—	679	—	679
Nonowner-occupied	—	4,956	214	5,170
Construction	—	6,000	—	6,000
Commercial and industrial	1,171	942	8	950
Consumer:
Automobile	75	—	172	172
Home equity	—	24	294	318
Other	12	—	103	103
Total	$1,258	$12,925	$2,549	$15,474

December 31, 2024	Loans Past Due 90 Days And Still Accruing	Nonaccrual Loans With No ACL	Nonaccrual Loans With an ACL	Total Nonaccrual Loans

Residential real estate	$49	$—	$1,931	$1,931
Commercial real estate:
Owner-occupied	—	680	136	816
Nonowner-occupied	—	—	158	158
Construction	—	—	—	—
Commercial and industrial	—	962	90	1,052
Consumer:
Automobile	39	—	379	379
Home equity	—	26	338	364
Other	28	—	117	117
Total	$116	$1,668	$3,149	$4,817

Aging of Recorded Investment in Past Due Loans by Class of Loans
The following table presents the aging of the recorded investment of past due loans by class of loans as of December 31, 2025 and 2024:
December 31, 2025	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$4,656	$1,523	$570	$6,749	$411,171	$417,920
Commercial real estate:
Owner-occupied	672	4,711	679	6,062	108,662	114,724
Nonowner-occupied	—	—	—	—	269,285	269,285
Construction	—	—	6,000	6,000	80,028	86,028
Commercial and industrial	248	35	2,113	2,396	164,703	167,099
Consumer:
Automobile	918	327	122	1,367	35,910	37,277
Home equity	194	64	149	407	50,198	50,605
Other	581	225	52	858	52,222	53,080

Total	$7,269	$6,885	$9,685	$23,839	$1,172,179	$1,196,018

December 31, 2024	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$3,294	$1,097	$984	$5,375	$368,159	$373,534
Commercial real estate:
Owner-occupied	773	—	816	1,589	84,882	86,471
Nonowner-occupied	2,294	—	—	2,294	204,553	206,847
Construction	—	—	—	—	79,669	79,669
Commercial and industrial	533	58	745	1,336	157,104	158,440
Consumer:
Automobile	791	414	349	1,554	48,692	50,246
Home equity	402	141	243	786	41,687	42,473
Other	716	260	98	1,074	63,071	64,145

Total	$8,803	$1,970	$3,235	$14,008	$1,047,817	$1,061,825

Risk Category Loans by Class of Loans
As of December 31, 2025 and 2024, and based on the most recent analysis performed, the risk category of commercial loans by class of loans was as follows:

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2025	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial real estate:
Owner-occupied
Risk Rating
Pass	$33,907	$13,312	$18,663	$6,468	$5,279	$15,235	$1,574	$94,438
Special Mention	—	—	—	—	12,260	—	—	12,260
Substandard	—	—	—	—	4,191	2,036	1,799	8,026
Doubtful	—	—	—	—	—	—	—	—
Total	$33,907	$13,312	$18,663	$6,468	$21,730	$17,271	$3,373	$114,724

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2025	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial real estate:
Nonowner-occupied
Risk Rating
Pass	$54,962	$35,753	$25,438	$37,616	$29,092	$68,754	$6,932	$258,547
Special Mention	—	—	1,603	—	—	—	—	1,603
Substandard	—	—	4,956	963	—	3,216	—	9,135
Doubtful	—	—	—	—	—	—	—	—
Total	$54,962	$35,753	$31,997	$38,579	$29,092	$71,970	$6,932	$269,285

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2025	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial real estate:
Construction
Risk Rating
Pass	$34,799	$12,252	$9,561	$14,222	$1,203	$2,384	$4,300	$78,721
Special Mention	—	—	—	—	—	19	—	19
Substandard	—	—	612	6,000	—	—	676	7,288
Doubtful	—	—	—	—	—	—	—	—
Total	$34,799	$12,252	$10,173	$20,222	$1,203	$2,403	$4,976	$86,028

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2025	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial and Industrial:
Risk Rating
Pass	$28,717	$8,759	$5,519	$20,266	$22,949	$38,192	$27,598	$152,000
Special Mention	—	—	—	—	—	—	2,550	2,550
Substandard	—	380	469	33	141	6,293	5,233	12,549
Doubtful	—	—	—	—	—	—	—	—
Total	$28,717	$9,139	$5,988	$20,299	$23,090	$44,485	$35,381	$167,099

Current Period gross charge-offs	$—	$45	$—	$12	$58	$—	$45	$160

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial real estate:
Owner-occupied
Risk Rating
Pass	$13,762	$17,199	$7,441	$10,094	$4,787	$16,336	$583	$70,202
Special Mention	—	—	—	12,896	—	1,415	299	14,610
Substandard	79	—	—	—	136	844	600	1,659
Doubtful	—	—	—	—	—	—	—	—
Total	$13,841	$17,199	$7,441	$22,990	$4,923	$18,595	$1,482	$86,471

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial real estate:
Nonowner occupied
Risk Rating
Pass	$35,216	$11,377	$30,773	$31,465	$19,351	$66,312	$6,172	$200,666
Special Mention	—	1,636	—	—	—	—	—	1,636
Substandard	220	—	996	—	3,329	—	—	4,545
Doubtful	—	—	—	—	—	—	—	—
Total	$35,436	$13,013	$31,769	$31,465	$22,680	$66,312	$6,172	$206,847

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial real estate:
Construction
Risk Rating
Pass	$13,865	$33,162	$27,678	$1,111	$266	$2,647	$93	$78,822
Special Mention	—	—	—	—	—	38	—	38
Substandard	—	638	—	—	—	171	—	809
Doubtful	—	—	—	—	—	—	—	—
Total	$13,865	$33,800	$27,678	$1,111	$266	$2,856	$93	$79,669

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Commercial and Industrial
Risk Rating
Pass	$17,260	$7,875	$24,843	$25,894	$20,648	$25,593	$21,785	$143,898
Special Mention	446	—	—	—	—	178	6,476	7,100
Substandard	2,039	226	60	480	205	—	4,432	7,442
Doubtful	—	—	—	—	—	—	—	—
Total	$19,745	$8,101	$24,903	$26,374	$20,853	$25,771	$32,693	$158,440

Current Period gross charge-offs	$219	$—	$—	$1	$—	$—	$1	$221

Recorded Investment of Residential and Consumer Loans
The Company considers the performance of the loan portfolio and its impact on the ACL.  For residential and consumer loan classes, the Company evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. The following table presents the recorded investment of residential and consumer loans by class of loans based on repayment activity as of December 31, 2025 and 2024:

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2025	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Total

Residential Real Estate:
Payment Performance
Performing	$70,687	$63,505	$51,608	$34,817	$41,803	$119,416	$34,002	$415,838
Nonperforming	—	415	201	430	26	1,010	—	2,082
Total	$70,687	$63,920	$51,809	$35,247	$41,829	$120,426	$34,002	$417,920

Current Period gross charge-offs	$—	$100	$—	$15	$23	$15	$—	$153

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2025	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Total

Consumer:
Automobile
Payment Performance
Performing	$10,413	$7,814	$9,907	$6,831	$1,672	$393	$—	$37,030
Nonperforming	32	63	46	106	—	—	—	247
Total	$10,445	$7,877	$9,953	$6,937	$1,672	$393	$—	$37,277

Current Period gross charge-offs	$34	$251	$338	$118	$12	$16	$—	$769

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2025	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Total

Consumer:
Home Equity:
Payment Performance
Performing	$—	$4	$19	$—	$100	$140	$50,024	$50,287
Nonperforming	—	—	—	—	—	—	318	318
Total	$—	$4	$19	$—	$100	$140	$50,342	$50,605

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$31	$31

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2025	2025	2024	2023	2022	2021	Prior	Revolving Loans Amortized Cost Basis	Total

Consumer:
Other
Payment Performance
Performing	$11,889	$12,012	$6,005	$4,696	$3,425	$1,535	$13,403	$52,965
Nonperforming	3	40	23	23	7	19	—	115
Total	$11,892	$12,052	$6,028	$4,719	$3,432	$1,554	$13,403	$53,080

Current Period gross charge-offs	$346	$148	$162	$76	$73	$29	$376	$1,210

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Residential Real Estate:
Payment Performance
Performing	$57,385	$57,546	$40,026	$46,067	$38,969	$98,084	$33,477	$371,554
Nonperforming	—	234	435	83	54	1,174	—	1,980
Total	$57,385	$57,780	$40,461	$46,150	$39,023	$99,258	$33,477	$373,534

Current Period gross charge-offs	$—	$—	$15	$—	$—	$27	$—	$42

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Consumer:
Automobile
Payment Performance
Performing	$13,643	$18,133	$12,693	$3,686	$1,268	$405	$—	$49,828
Nonperforming	145	162	77	12	5	17	—	418
Total	$13,788	$18,295	$12,770	$3,698	$1,273	$422	$—	$50,246

Current Period gross charge-offs	$91	$364	$232	$34	$22	$7	$—	$750

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Consumer:
Home Equity
Payment Performance
Performing	$317	$—	$61	$152	$—	$—	$41,579	$42,109
Nonperforming	—	—	—	—	—	—	364	364
Total	$317	$—	$61	$152	$—	$—	$41,943	$42,473

Current Period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

	Term Loans Amortized Cost Basis by Origination Year
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Total

Consumer:
Other
Payment Performance
Performing	$13,110	$18,442	$8,768	$6,580	$2,367	$973	$13,760	$64,000
Nonperforming	3	50	14	46	25	7	—	145
Total	$13,113	$18,492	$8,782	$6,626	$2,392	$980	$13,760	$64,145

Current Period gross charge-offs	$443	$192	$156	$107	$52	$29	$495	$1,474

Activity in Allowance for Credit Losses by Portfolio Segment
The following table presents the activity in the ACL by portfolio segment for the years ended December 31, 2025 and 2024:
December 31, 2025	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for credit losses:
Beginning balance	$2,684	$3,653	$1,536	$2,215	$10,088
Provision for credit losses	164	1,660	241	700	2,765
Loans charged off	(153)	—	(160)	(2,010)	(2,323)
Recoveries	98	18	121	752	989
Total ending allowance balance	$2,793	$5,331	$1,738	$1,657	$11,519

December 31, 2024	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for credit losses:
Beginning balance	$2,213	$3,047	$1,275	$2,232	$8,767
Provision for credit losses	446	567	(3)	1,570	2,580
Loans charged off	(42)	—	(221)	(2,224)	(2,487)
Recoveries	67	39	485	637	1,228
Total ending allowance balance	$2,684	$3,653	$1,536	$2,215	$10,088

Amortized Cost of Collateral Dependent Loans, by Class
The following table presents the amortized cost basis of collateral dependent loans by class of loans as of December 31, 2025 and 2024:

	Collateral Type
December 31, 2025	Real Estate	Business Assets	Total
Residential real estate	$1,301	$544	$1,845
Commercial real estate:
Owner-occupied	4,885	140	5,025
Nonowner-occupied	5,062	—	5,062
Construction	7,288	—	7,288
Commercial & Industrial	543	1,257	1,800
Consumer:
Automobile	—	14	14
Home equity	75	—	75
Other	39	21	60
Total collateral dependent loans	$19,193	$1,976	$21,169

	Collateral Type
December 31, 2024	Real Estate	Business Assets	Total
Residential real estate	$569	$—	$569
Commercial real estate:
Owner-occupied	804	140	944
Nonowner-occupied	110	—	110
Construction	637	—	637
Commercial & Industrial	285	3,044	3,329
Consumer:
Automobile	—	38	38
Home equity	50	26	76
Other	—	81	81
Total collateral dependent loans	$2,455	$3,329	$5,784